UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  February 15, 2011

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		33

FORM 13F Information Table Value Total:	$19,213,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1897    33617 SH       SOLE                    33617
ASML Holding N V ADR           COM              N07059111      580    15138 SH       SOLE                    15138
Amdocs                         COM              G02602103      363    13199 SH       SOLE                    13199
Anadarko Petroleum             COM              032511107     1156    15177 SH       SOLE                    15177
Apple Computing                COM              037833100     1505     4666 SH       SOLE                     4666
Bio Reference Lab              COM              09057G602      722    32555 SH       SOLE                    32555
Blue Earth Refineries          COM              G11999102       81    97158 SH       SOLE                    97158
CR Bard                        COM              067383109      445     4844 SH       SOLE                     4844
Catalyst Pharmaceuticals       COM              14888U101       38    38000 SH       SOLE                    38000
China Medical Technology ADS   COM              169483104      283    25164 SH       SOLE                    25164
China XD Plastics              COM              16948F107      396    72915 SH       SOLE                    72915
Fuelnation, Inc.               COM              359528205        0   496780 SH       SOLE                   496780
General Electric               COM              369604103      708    38710 SH       SOLE                    38710
Genzyme                        COM              372917104      384     5390 SH       SOLE                     5390
IBM                            COM              459200101      549     3742 SH       SOLE                     3742
Intel Corp.                    COM              458140100      678    32223 SH       SOLE                    32223
KHD Humboldt Wedag             COM              D4024H102      214    23731 SH       SOLE                    23731
Mattson Technology             COM              577223100      894   298122 SH       SOLE                   298122
Medco Health Solutions         COM              58405U102      402     6565 SH       SOLE                     6565
Microsoft                      COM              594918104      314    11265 SH       SOLE                    11265
Motor Car Parts                COM              620071100      412    31570 SH       SOLE                    31570
Mymetics Corp                  COM              62856A102       33   194329 SH       SOLE                   194329
NII Holdings                   COM              62913F201      947    21209 SH       SOLE                    21209
O2 Micro                       COM              67107W100      583    94411 SH       SOLE                    94411
QUALCOMM                       COM              747525103      677    13688 SH       SOLE                    13688
Rudolph Technologies           COM              781270103      476    57840 SH       SOLE                    57840
STEC                           COM              784774101      407    23070 SH       SOLE                    23070
Scientific Games               COM              80874P109      301    30264 SH       SOLE                    30264
Sigma Design                   COM              826565103      555    39133 SH       SOLE                    39133
Terra Nova Royalty Corp        COM              88102D103     1854   237440 SH       SOLE                   237440
Valeant Pharmaceuticals        COM              91911K102      442    15633 SH       SOLE                    15633
Veeco Instr                    COM              922417100      450    10475 SH       SOLE                    10475
Zoltek                         COM              98975W104      467    40340 SH       SOLE                    40340